Expense Example	Jul. 25, 2025 USD ($)
T. Rowe Price Inflation Protected Bond Fund, Inc. - Investor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 42
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	317
Expense Example, with Redemption, 10 Years	774
T. Rowe Price Inflation Protected Bond Fund, Inc. - I Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	23
Expense Example, with Redemption, 3 Years	114
Expense Example, with Redemption, 5 Years	222
Expense Example, with Redemption, 10 Years	537
T. Rowe Price Inflation Protected Bond Fund, Inc. - Z Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	$ 0